SMT FUND
--------
SCHEDULE OF INVESTMENTS
-----------------------
As of November 30, 1999 (Unaudited)


                                      Number       Market
                                     of Shares      Value
                                     ---------      -----

MONEY MARKET - 0.01%
--------------------

Firstar US Treasury  Fund                939          939

Total Money Market
     (Cost $939)                                      939
                                                    ------
Total Investments
     (Cost $939)                                      939

Other Assets and Liabilities, Net - 99.99%     14,247,393

Net Assets - 100%                             $14,248,332
                                              ===========




The accompanying notes are an integral part of these financial statements.

SMT FUND
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 1999 (Unaudited)

ASSETS

     Investments, at value (cost $939) .......................              $ 939
     Receivable interest......................................             32,062
     Receivable dividend .....................................                426
     Receivable for investments sold .........................         14,242,083
     Deferred organization costs .............................             30,382
                                                                       ----------
     Total assets ............................................         14,305,892

LIABILITIES

     Payable for commissions due .............................             12,220
     Accrued management fees..................................             44,905
     Accrued other fees.......................................                435
                                                                       ----------
     Total liabilities .........................                           57,560

NET ASSETS ...................................................     $   14,248,332
                                                                      ===========

Net assets consist of:
     Paid-in capital .........................................         13,043,782
     Undistributed net investment income (loss)...............          (203,301)
     Accumulated undistributed net realized gain on investments         1,407,851
                                                                      -----------
     Net assets ..............................................    $    14,248,332
                                                                      ===========

Shares of capital stock
     outstanding (no par value,
     unlimited shares authorized).............................          1,214,978

Net asset value, offering
     and redemption price per share ..........................            $ 11.73






  The accompanying notes are an integral part of these financial statements.





SMT FUND
STATEMENT OF OPERATIONS
For  the six months ended November 30, 1999 (Unaudited)


INVESTMENT INCOME
Income:
     Interest ................................................      $     209,004
     Dividends ...............................................              7,902
                                                                           ------
          Total net income ...................................            216,906
                                                                         --------

Expenses:
     Management fees expense..................................            412,019
     Trustee fee expense .....................................              3,359
     Organization expense.....................................              4,829
                                                                         --------
         Total expenses.......................................            420,207
                                                                         --------

NET INVESTMENT INCOME (LOSS)..................................           (203,301)
                                                                         ---------

REALIZED AND UNREALIZED GAIN(LOSS)
      ON INVESTMENTS
     Net realized (loss) on investments.......................           (362,136)
     Change in unrealized appreciation of investments.........            (58,146)
                                                                          --------
     DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ...............................       $   (623,583)
                                                                         =========

 The accompanying notes are an integral part of these financial statements.

SMT FUND
--------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
For  the six months ended November 30, 1999 (Unaudited)

                                                                             Six-Months                 Period
                                                                              Ended                     Ended
                                                                             November 30,               May 31,
                                                                               1999                     1999 (a)

INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income (loss) ............................           $   (203,301)                $ (211,439)
     Net change in unrealized appreciation of investments.....               (58,146)                    58,146
     Net realized (loss) on investments ......................              (362,136)                  2,961,344
                                                                            ---------                  ---------
     Decrease in net assets resulting from operations                       (623,583)                  2,808,051
                                                                           ----------
Dividends and distributions to shareholders from:
     Net realized gains (loss)................................               ---                       (979,918)
                                                                            -----                     ---------
Total increase (decrease)  ...................................              (623,583)                 1,828,133

Capital share transactions:
     Proceeds from shares sold ..............................              2,562,638                 15,962,586
     Dividend reinvested......................................                ---                       979,918
     Cost of shares redeemed..................................            (4,220,713)                (2,240,647)
                                                                         -----------                 ----------
         Increase (decrease) in net assets resulting from
     capital share transactions ..............................           (1,658,075)                 14,701,857
                                                                         -----------                 ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.......................           (2,281,658)                 16,529,990


NET ASSETS:
     Beginning of period ((including accumulated undistributed net
          investment income  $0).............................            16,529,990                     ---
     End of period (including accumulated undistributed net
          investment income loss $203,301) ..................          $ 14,248,332                $16,529,990
                                                                         ==========                 ==========

Shares of capital stock of the Fund sold and redeemed:
     Shares sold ............................................               209,208                  1,451,269
     Shares reinvested........................................               ---                        87,885
     Shares redeemed..........................................             (343,849)                  (189,535)
                                                                          ----------                  ---------
   NET INCREASE (DECREASE) IN NUMBER
     OF SHARES OUTSTANDING ...................................             (134,641)                 1,349,619
                                                                         ===========                 =========



(a)  For the period June 5, 1998 (commencement of operations) to May 31, 1999.

The accompanying notes are an integral part of these financial statements.





SMT FUND
--------
FINANCIAL HIGHLIGHTS  (Unaudited)
--------------------  -----------


                                                                  Six-Months        Period
                                                                     Ended           Ended
                                                                 November 30,       May 31,
                                                                     1999          1999 (a)
                                                                     -----         --------

PER SHARE OPERATING
     PERFORMANCE:
Net asset value, beginning ...................................      $12.25          $ 10.00                              Income from
investment
     Operations:
     Net investment income(loss) .............................       (0.15)            (0.22)                      Net realized and
unrealized
          gain (loss) on investments..........................       (0.37)             3.44
                                                                     -----             -----
     Total from investment income ............................       (0.52)             3.22
Less distributions:
     Dividends from realized gains ............                       0.00            (0.97)
     Dividend from net investment income......................        0.00             0.00
                                                                      ----             ----
Total distribution ...........................................        0.00            (0.97)

Net asset value at end of period .............................      $11.73          $ 12.25
                                                                     =====           ======

TOTAL RETURN .................................................       (4.24%)          33.14%

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period................................    $ 14,248,332   $ 16,529,990

Ratio of expenses to average net assets .......                       4.99% (b)     4.99% (b)

Ratio of net investment income to average net assets .........       (2.42%) (b)  (1.94%) (b)


Portfolio turnover ...........................................    6,924.10%        10,710.86%


(a)  For the period June 5, 1998 (commencement of operations) to May 31, 1999.
(b)  Annualized.



NOTES TO FINANCIAL STATEMENTS (Unaudited)
-----------------------------------------

Note 1 - General

The SMT Fund (the "Fund") was organized as a series of Securities Management & Timing Funds, an Ohio business trust (the"Trust") on February 20, 1998. The SMT Fund is a diversified, open-end mutual fund whose investment objective is to provide long term capital appreciation. The Fund seeks to achieve this objective by following a market timing strategy which is based on a proprietary investment model developed by Securities Management & Timing, Inc., the Fund's adviser. The Fund attempts to be "in the market" (invested in a broad range of common stocks) when the market is rising and "out of the market" (invested in money market instruments) when the market is declining.

The Adviser's market timing strategy uses a proprietary, computer-driven technical model that generates buy and sell signals. When the technical indicators in the model generate a buy signal, the Fund will substantially invest in a broad range of high quality stocks selected by the Adviser. When the indicator generates a sell signal, the stocks will be sold and the proceeds invested in money market instruments.

Note 2 - Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

         A)   Security Valuations

Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

         B)   Securities Transactions and Related Income

Securities transactions are recorded on a trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

         C)   Dividends and Distributions to Shareholders

The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long-term capital gains and its short-term capital gains at least once a year. However, to the extent that net realized gains of the Fund could be reduced by any capital loss carry-overs, such gains will not be distributed.

         D)   Federal Income Taxes

It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

         E)   Expenses

Organizational costs represent costs incurred in connection with the organization and the initial public offering of the Fund. Organizational costs are deferred and will be amortized on a straight-line basis over five years. In the event that the original shareholder (or any subsequent transferee) redeems any of its original capital (seed capital) prior to these organizational costs being fully amortized, the redemption proceeds will be reduced by a pro-rata portion of any then unamortized organizational costs.
For the six months ended November 30, 1999, the unamortized balance was $30,382.

         F)   Estimates

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.




Note 3 - Agreements and Other Transactions with Affiliates

The Fund retains Securities Management & Timing, Inc., (the "Adviser") to manage the Fund's investments. The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 4.95% of its average daily net assets, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage, taxes, interest and extraordinary expenses) exceeds 4.99%. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses on non-interested persons trustees and extraordinary expenses. For the six months ended November 30, 1999 the Adviser earned $412,019. The officers of the Adviser are also officers, directors, and shareholders of the Fund.

The Fund retains Unified Fund Services, Inc., (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Fund also retains Unified Fund Services, Inc. (the Transfer Agent) to serve as transfer agent, dividend paying agent and shareholder service agent. For its services as Administrator, Unified Fund Services, Inc. receives a monthly fee from the Adviser equal to an annual average rate of 0.08% of the Fund's average daily net assets, subject to an annual minimum fee of $17,500. The Fund retains Unified Management Corporation, (the"Distributor") to act as the principal distributor of the Fund's shares. The services of the Administrator, Transfer Agent, and Distributor are operating expenses paid by the Adviser.

Note 4- Securities Transactions

For the six months ended November 30, 1999, purchases and sales proceeds from investment securities, excluding short-term investments were as follows:

                                        Purchases           Sales
The SMT Fund                          $ 372,423,548     $ 387,852,693